Breakdown of Debt by Currency (Detail) - BRL BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long term debt	BRL 59,857,417	BRL 35,849,395
Euro
Debt Instrument [Line Items]
Long term debt	24,221,508	2,412,691
US dollar
Debt Instrument [Line Items]
Long term debt	22,713,644	12,368,551
Brazil, Brazil Real
Debt Instrument [Line Items]
Long term debt	BRL 12,922,265	BRL 21,068,153